Intangible assets and goodwill - Schedule of Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Goodwill [Roll Forward]
Goodwill beginning of the period	$ 954,282
Business acquisitions	752,418
Divestiture of operating entity	(26,513)
Goodwill end of the period	$ 954,282